Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset	12 Months Ended
Dec. 31, 2020
Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Machinery and equipment	6 - 10 years (primarily 10)
Furniture [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	7 years
Computer programs [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	3 years